PROPERTY AND EQUIPMENT	3 Months Ended	12 Months Ended
	Nov. 30, 2022	Aug. 31, 2022
PROPERTY AND EQUIPMENT
PROPERTY AND EQUIPMENT

5. PROPERTY AND EQUIPMENT

Property and equipment consist of the following:

	Useful lives	November 30, 2022	August 31, 2022
Software and computer equipment	5 years	$635,555	$652,892
Furniture and fixtures and other equipment	3 years	2,960	2,960
Total property and equipment		638,515	655,852
Less accumulated depreciation		(425,721)	(411,219)
Total property and equipment, net		$212,794	$244,633

For the three months ended November 30, 2022 and 2021, depreciation expense was $31,839 and $10,288, respectively.

7. PROPERTY AND EQUIPMENT

Property and equipment consist of the following:

	Useful lives	August 31, 2022	August 31, 2021
Software and computer equipment	5 years	$652,892	$386,489
Furniture and fixtures and other equipment	5 years	2,960	2,960
Leasehold improvements		-	1,680
Total property and equipment		655,852	391,129
Less accumulated depreciation		(411,219)	(272,061)
Total property and equipment, net		$244,633	$119,068

For the years ended August 31, 2022 and 2021, depreciation expense was $139,158 and $35,868, respectively.